Reconciliation of Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Schedule of Effective Tax Rate Reconciliation [Line Items]
Income before taxes	$ 27,461	$ 17,361	$ 10,573
Income tax expense computed a applicable tax rates of 25%	6,865	4,340	2,643
Effect of different tax rates in different jurisdictions	357	440	255
Non-deductible expenses	94	75	59
Effect of tax holidays	(2,888)	(1,740)	(1,037)
Effect of valuation allowances	33	194	51
Effect of tax rate changes		237
Withholding tax on undistributed earnings	373	251	629
Income tax reversal	(782)
Income Tax Expense, Total	$ 4,052	$ 3,797	$ 2,600
Effective income tax rate	14.76%	21.87%	24.59%